PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2024
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

18.PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The Company performed a test on the restricted net assets of its consolidated subsidiaries and the VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in the financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The Company did not have significant capital and other commitments or guarantees as of December 31, 2024.

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and the consolidated VIEs.

For the parent company only condensed financial information, the Company records its investments in subsidiaries and the consolidated VIEs under the equity method of accounting as prescribed in ASC 323. Such investments are presented in the condensed balance sheets as “Accumulated deficit in its subsidiaries, the VIEs and the VIEs’ subsidiaries” and shares in the subsidiaries and the consolidated VIEs’ financial results are presented as “Equity in loss of its subsidiaries, the VIEs and the VIEs’ subsidiaries” in the condensed statements of operation and comprehensive loss. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.

18.PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (continued)

PONY AI INC.

CONDENSED BALANCE SHEETS

(All amounts in USD thousands, except share and per share data)

	As of December 31,
	2022	2023	2024
Assets
Current assets:
Cash and cash equivalents	124,160	288,716	446,873
Short-term investments	210,124	61,156	73,925
Receivables from subsidiaries	624,551	766,300	1,027,644
Prepaid expenses and other current assets	1,523	939	1,840
Total current assets	960,358	1,117,111	1,550,282
Non-current assets:
Amounts due from related parties	2,969	—	—
Long-term investments	50,471	1,933	58,373
Prepayments for long-term investments	—	—	25,000
Total non-current assets	53,440	1,933	83,373
Total assets	1,013,798	1,119,044	1,633,655
Liabilities, Mezzanine Equity and Shareholders’ (Deficit) Equity
Current liabilities:
Amounts due to subsidiaries	1,778	1,711	12,984
Accrued expenses and other current liabilities	5,147	8,437	5,628
Total current liabilities	6,925	10,148	18,612

18.PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (continued)

	As of December 31,
	2022	2023	2024
Non-current liabilities:
Accumulated deficit in its subsidiaries, the VIEs and the VIEs’ subsidiaries	300,863	424,868	663,921
Total non-current liabilities	300,863	424,868	663,921
Total liabilities	307,788	435,016	682,533
Series A convertible redeemable preferred shares ($0.0005 par value, 34,717,760 shares, 34,717,760 shares and nil authorized as of December 31, 2022, 2023 and 2024, respectively; and 34,717,760 shares, 34,362,468 shares and nil issued and outstanding with redemption value of $19,949, $20,733 and nil as of December 31, 2022, 2023 and 2024, respectively)	14,818	14,664	—
Series B convertible redeemable preferred shares ($0.0005 par value, 44,758,365 shares, 44,758,365 shares and nil authorized, issued an outstanding with redemption value of $108,592, $114,793 and nil as of December 31, 2022, 2023 and 2024, respectively)	76,840	76,840	—
Series B+ convertible redeemable preferred shares ($0.0005 par value, 27,428,047 shares, 27,428,047 shares and nil authorized, issued and outstanding with redemption value of $135,504, $143,551 and nil as of December 31, 2022, 2023 and 2024, respectively)	107,135	107,135	—
Series B2 convertible redeemable preferred shares ($0.0005 par value, 10,478,885 shares, 10,478,885 shares and nil authorized, issued and outstanding with redemption value of $88,683, $94,148 and nil as of December 31, 2022, 2023 and 2024, respectively)	68,138	68,138	—
Series C convertible redeemable preferred shares ($0.0005 par value, 57,896,414 shares, 57,896,414 shares and nil authorized, issued and outstanding with redemption value of $665,769, $709,409 and nil as of December 31, 2022, 2023 and 2024, respectively)	559,087	559,087	—
Series C+ convertible redeemable preferred shares ($0.0005 par value, 16,161,668 shares, 16,161,668 shares and nil authorized as of December 31, 2022, 2023 and 2024, respectively; and 16,161,021 shares, 16,161,021 shares and nil issued and outstanding with redemption value of $291,183, $311,182 and nil as of December 31, 2022, 2023 and 2024, respectively)	249,884	249,884	—
Series D convertible redeemable preferred shares ($0.0005 par value, 19,964,384 shares, 19,964,384 shares and nil authorized as of December 31, 2022, 2023 and 2024; and 7,453,371 shares, 11,614,287 shares and nil issued and outstanding with redemption value of $198,694, $318,980 and nil as of December 31, 2022, 2023 and 2024, respectively)	181,595	285,530	—
Total mezzanine equity	1,257,497	1,361,278	—
Pony AI Inc. shareholders’ (deficit) equity:
Class A ordinary shares ($0.0005 par value, 307,505,707 shares, 307,505,707 shares and 307,505,707 shares authorized as of December 31, 2022, 2023 and 2024, respectively; 10,708,762 shares, 10,660,389 shares and 269,203,783 issued and outstanding as of December 31, 2022, 2023 and 2024, respectively)	9	10	140
Class B ordinary shares ($0.0005 par value, 81,088,770 shares, 81,088,770 shares and 81,088,770 shares authorized, issued and outstanding as of December 31, 2022, 2023 and 2024, respectively)	35	35	35
Additional paid-in capital	63,200	57,759	2,228,444
Special reserve	91	148	220
Accumulated deficit	(614,659)	(739,528)	(1,287,851)
Accumulated other comprehensive (loss) income	(163)	4,326	10,134
Total Pony AI Inc. shareholders’ (deficit) equity	(551,487)	(677,250)	951,122
Total liabilities, mezzanine equity and shareholders’ (deficit) equity	1,013,798	1,119,044	1,633,655

18.PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (continued)

PONY AI INC.

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

(All amounts in USD thousands, except share and per share data)

	Year ended December 31,
	2022	2023	2024
Operating expenses:
Research and development expenses	(67,131)	—	(200)
Selling, general and administrative expenses	(3,065)	(8,137)	(10,201)
Total operating expenses	(70,196)	(8,137)	(10,401)
Loss from operations	(70,196)	(8,137)	(10,401)
Investment income	4,669	11,820	15,799
Changes in fair value of warrants liability	3,887	(3,030)	5,617
Equity in loss of its subsidiaries, the VIEs and the VIEs’ subsidiaries	(85,742)	(125,267)	(285,176)
Other (expenses) income, net	(636)	(198)	40
Loss before income tax	(148,018)	(124,812)	(274,121)
Net loss	(148,018)	(124,812)	(274,121)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(11,213)	(2,861)	(2,703)
Unrealized (loss) gain on available-for-sale financial assets, net of tax of nil	(2,563)	7,350	8,511
Total other comprehensive (loss) income	(13,776)	4,489	5,808
Total comprehensive loss	(161,794)	(120,323)	(268,313)

18.PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (continued)

PONY AI INC.

CONDENSED STATEMENTS OF CASH FLOWS

(All amounts in USD thousands, except share and per share data)

	Year ended December 31,
	2022	2023	2024
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(67,653)	(35,692)	12,210
Cash flows from investing activities:
Purchases of short-term investments	(108,492)	(20,649)	(102,609)
Purchases of long-term investments	(36,072)	—	(65,568)
Prepayment for long-term investments	—	—	(25,000)
Proceeds from the sales and maturities of short-term investments	204,479	172,214	101,443
Proceeds from the sales and maturities of long-term investments	68,707	49,590	1,697
Loan to a subsidiary	(147,000)	(96,093)	(172,406)
Net cash (used in) provided by investing activities	(18,378)	105,062	(262,443)
Cash flows from financing activities:
Net proceeds from issuance of Series D convertible redeemable preferred shares	186,342	104,006	—
Proceeds from issuance of Class A ordinary shares upon the completion of IPO and CPP, net of issuance costs	—	—	408,404
Settlement of RSUs and share options	—	(3,026)	—
Payment for the repurchase of ordinary shares	—	(994)	—
Payment for the repurchase of Series A convertible redeemable preferred shares	—	(4,800)	—
Net cash provided by financing activities	186,342	95,186	408,404
Effect of exchange rate changes on cash and cash equivalents	—	—	(14)
Net increase in cash and equivalents	100,311	164,556	158,157
Cash, cash equivalents and restricted cash at beginning of year	23,849	124,160	288,716
Cash, cash equivalents and restricted cash at end of year	124,160	288,716	446,873

Note:The Group allocates external operating expenses among the consolidated entities and settles the Receivables from subsidiaries and Amounts due to subsidiaries in short periods. Such arrangements are presented as operating activities in the Condensed Statements of Cash Flows of Pony AI Inc.